DIGITAL ASSETS CONSIDERATION RECEIVABLE (Tables)	6 Months Ended
Mar. 31, 2026
Digital Assets Consideration Receivable Abstract
Schedule of Digital Assets Consideration Receivable

The following tables summarize the carrying amount of the AWA tokens consideration receivable for the periods ended March 31, 2026 and September 30, 2025:

	March 31, 2026		September 30, 2025
	Units	Carrying Amount (US$)	Units	Carrying Amount (US$)
Digital assets-AWA tokens to be received	N/A -variable number	20,020,000	-	-
Total	-	20,020,000	-	-